NILE PAN AFRICA FUND

Class A: NAFAX

Class C: NAFCX

Institutional Class: NAFIX

NILE AFRICA NATURAL RESOURCES FUND

Class A

Class C

Institutional Class

NILE AFRICA FIXED INCOME FUND

Class A

Class C

Institutional Class

Each a series of Nile Capital Trust

Supplement Dated March 7, 2013 to the Statement of Additional Information Dated July 2, 2012 (the "SAI").

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Effective March 5, 2013, Mr. Eric Kane replaced Mr. James Ash as Assistant Secretary of the Trust.  The following supplements the table entitled "Interested Trustees and Officers"

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by TrusteeDuring the Past Five Years
Eric Kane 80 Arkay Drive, Suite 110 Hauppauge, NY 11788 Age: Born 1981	Assistant Secretary, March 2013 to present

Staff Attorney, Gemini Fund Services, LLC (March, 2013 to present),  Law Clerk,

Gemini Fund Services, LLC (Oct, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (October 2006 to January 2008)

			N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term "Fund Complex" refers to the Nile Capital Investment Trust.

Additionally, effective March 5, 2013, the following non-fundamental investment policy has been rescinded.

"2.  Borrowing.  No Fund will purchase any security while borrowings representing more than 5% of its total assets are outstanding."

Any references to Mr. Ash and the rescinded non-fundamental investment policy should be disregarded.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information both dated July 2, 2012.  Each of these documents provides information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling the Funds toll-free at 1-877-68-AFRICA (1-877-682-3742).

Please retain this Supplement for future reference.